Accrued Liabilities	2 Months Ended
Sep. 30, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities
5.  Accrued Liabilities

The amounts presented in the accompanying consolidated balance sheet are analyzed as follows:

September 30, 2012
Deferred finance costs (Note 6)	1,003,000
Leasehold improvements	267,676
Total Accrued Liabilities	1,270,676